EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 6, 2011 (Accession No. 0001193125-11-331514), to the Prospectus dated August 17, 2011, for the AXA Ultra Conservative Allocation Portfolio, a series of EQ Advisors Trust.